Interests in Other Entities	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Interests in Other Entities
16.A Subsidiaries
Our principal subsidiaries are Sun Life Assurance and Sun Life Global Investments Inc. Sun Life Assurance is our principal operating insurance company and holds our insurance operations in Canada, the U.S., the U.K., the Philippines, Hong Kong, Indonesia and Vietnam. These insurance operations are operated directly by Sun Life Assurance or through other subsidiaries. Sun Life Global Investments Inc. is a non-operating holding company that holds our asset management businesses, including Massachusetts Financial Services Company and the group of companies under SLIM.

We are required to comply with various regulatory capital and solvency requirements in the jurisdictions in which we operate that may restrict our ability to access or use the assets of the group and to pay dividends. Further details on these restrictions are included in Notes 15 and 21.

16.B Joint Ventures and Associates
We have interests in various joint ventures and associates that principally operate in India, Malaysia, China, and the Philippines. We also have interests in joint ventures related to certain real estate investments in Canada. Our interests in these joint ventures and associates range from 24.99% to 50%. The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2017	2016
Carrying amount of interests in joint ventures and associates	$1,369	$1,250
Our share of:
Net income (loss)	67	69
Other comprehensive income (loss)	(31)	(76)
Total comprehensive income (loss)	$36	$(7)

In 2017, we increased our investment in our joint ventures and associates by $121, primarily in Canada. During 2016, we increased our investment in certain joint ventures and associates. On April 11, 2016, we completed a transaction to increase our ownership in Birla Sun Life Insurance Company Limited, subsequently renamed to Aditya Sun Life Insurance Company Limited ("BSLI"), from 26% to 49% by purchasing additional shares of BSLI from Aditya Birla Nuvo Limited for consideration of $333, which includes transaction costs. In 2016, we also increased our investment in real estate joint ventures in Canada by $33.

During 2017, we received dividends from our joint ventures and associates of $36 ($20 in 2016). We also incurred rental expenses of $9 related to leases with our joint ventures and associates, with the remaining future rental payments payable to our joint ventures and associates totaling $243 over 15 years.

During 2016, we obtained control of certain investees that were previously classified as joint ventures and associates. As a result, these investees are no longer classified as joint ventures and associates on the dates that control was obtained. On January 7, 2016, we obtained control of PVI Sun Life and on July 1, 2016, we obtained control of PT CIMB Sun Life in Indonesia. Our share of net income (loss) and other comprehensive income (loss) from joint ventures and associates includes these investees up to the dates that we obtained control. Further details on these acquisitions are included in Note 3.

16.C Joint Operations
We invest jointly in investment properties and owner-occupied properties which are co-managed under contractual relationships with the other investors. We share in the revenues and expenses generated by these properties in proportion to our investment. The carrying amount of these jointly controlled assets, which is included in Investment properties and in Other Assets for owner-occupied properties, is $1,205 as at December 31, 2017 ($1,211 as at December 31, 2016). The fair value of these jointly controlled assets is $1,293 as at December 31, 2017 ($1,300 as at December 31, 2016).

16.D Unconsolidated Structured Entities
SLF Inc. and its subsidiaries have interests in various structured entities that are not consolidated by us. A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. We have an interest in a structured entity when we have a contractual or non-contractual involvement that exposes us to variable returns from the performance of the entity. Our interest includes investments held in securities or units issued by these entities and fees earned from management of the assets within these entities.

Information on our interests in unconsolidated structured entities is as follows:

As at December 31,			2017		2016
Type of structured entity	Type of investment held	Consolidated Statements of Financial Position line item	Carrying amount	Maximum exposure to loss(1)	Carrying amount	Maximum exposure to loss(1)
Securitization entities – third-party managed	Debt securities	Debt securities	$5,899	$5,899	$5,946	$5,946
Securitization entities – third-party managed	Short-term securities	Cash, cash equivalents and short-term securities	$725	$725	$785	$785
Investment funds – third-party managed	Investment fund units	Equity securities	$4,877	$4,877	$4,441	$4,441
Investment funds – company managed(2)	Investment fund units and Limited partnership units	Equity securities and Other invested assets	$1,455	$1,455	$1,709	$1,709
Limited partnerships – third-party managed	Limited partnership units	Other invested assets	$1,258	$1,258	$1,237	$1,237

(1)	The maximum exposure to loss is the maximum loss that we could record through comprehensive income as a result of our involvement with these entities.
(2) Includes investments in funds managed by our joint ventures with a carrying amount of $245 ($200 in 2016).
16.D.i Securitization Entities
Securitization entities are structured entities that are generally financed primarily through the issuance of debt securities that are backed by a pool of assets, such as mortgages or loans.

Third-Party Managed
Our investments in third-party managed securitization entities consist of asset-backed securities, such as commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations (“CDOs”), and commercial paper. These securities are generally large-issue debt securities designed to transform the cash flows from a specific pool of underlying assets into tranches providing various risk exposures for investment purposes. We do not provide financial or other support to these entities other than our original investment and therefore our maximum exposure to loss on these investments is limited to the carrying amount of our investment. We do not have control over these investments since we do not have power to direct the relevant activities of these entities, regardless of the level of our investment.

Company Managed
We provide collateral management services to various securitization entities, primarily CDOs, from which we earn a fee for our services. The financial support provided to these entities is limited to the carrying amount of our investment in these entities. We provide no guarantees or other contingent support to these entities. We have not consolidated these entities since we do not have significant variability from our interests in these entities and we do not have any investment in these entities.

16.D.ii Investment Funds and Limited Partnerships
Investment funds and limited partnerships are investment vehicles that consist of a pool of funds collected from a group of investors for the purpose of investing in assets such as money market instruments, debt securities, equity securities, real estate, and other similar assets. The preceding table includes our investments in all investment funds, including mutual funds, exchange-traded funds, and segregated funds, and our investments in certain limited partnerships. Some of these investment funds and limited partnerships are structured entities. For all investment funds and limited partnerships, our maximum exposure to loss is equivalent to the carrying amount of our investment in the fund or partnership. Investment funds and limited partnerships are generally financed through the issuance of investment fund units or limited partnership units.

Third-Party Managed
We hold units in investment funds and limited partnerships managed by third-party asset managers. Our investments in fund units and limited partnership units generally give us an undivided interest in the investment performance of a portfolio of underlying assets managed or tracked to a specific investment mandate for investment purposes. We do not have control over investment funds or limited partnerships that are structured entities since we do not have power to direct their relevant activities.

Company Managed
We hold units in Company managed investment funds and limited partnerships. We generally have power over Company managed investment funds and limited partnerships that are structured entities since we have power to direct the relevant activities of the funds and limited partnerships. However, we have not consolidated these funds and limited partnerships since we do not have significant variability from our interests in these funds and limited partnerships. We earn management fees from the management of these investment funds and limited partnerships that are commensurate with the services provided and are reported in Fee income. Management fees are generally based on the value of the assets under management. Therefore, the fees earned are impacted by the composition of the assets under management and fluctuations in financial markets. The fee income earned is included in Fund management and other asset based fees in Note 17. We also hold units in investment funds and limited partnerships managed by our joint ventures. Our share of the management fees earned is included as part of the Net income (loss) reported in Note 16.B.

16.E Consolidated Structured Entities
A significant structured entity consolidated by us is the entity that issued the senior financing that is described in more detail in
Note 12.C. We also consolidate certain investment funds managed by Sun Life Institutional Investments (Canada) Inc. that invest primarily in mortgages and investment properties.